Discontinued Operation (Details) - Schedule of current assets and current liabilities of the discontinued operation - USD ($)		Sep. 30, 2021	Sep. 30, 2020
Assets of discontinued operation
Accounts receivable	[1]	$ 82,790	$ 393,531
Advance to suppliers		1,135	1,077
Other receivable and prepaid expense		8,072	356,176
Total current assets		91,997	750,784
Property, plant and equipment, net		46,381	739,154
Total assets		138,378	1,489,938
Liabilities of discontinued operation
Accounts payable		293,073	320,001
Advance from customers		35,971	35,324
Other payable		664	286,462
Income tax payable		479,513	477,897
Total current liabilities		809,221	1,119,684
Total liabilities		$ 809,221	$ 1,119,684

[1]	The accounts receivables as of September 30, 2021 has been subsequently collected in November 2021.